Document And Entity Information	Feb. 08, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 08, 2023
Entity Registrant Name	STEWART INFORMATION SERVICES CORPORATION
Entity Central Index Key	0000094344
Entity Emerging Growth Company	false
Securities Act File Number	001-02658
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	74-1677330
Entity Address, Address Line One	1360 Post Oak Blvd
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77056
City Area Code	713
Local Phone Number	625-8100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1 par value
Trading Symbol	STC
Security Exchange Name	NYSE